Label	Element	Value
First Investors Tax Exempt Oregon Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fitef_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2016

1.	In the “The Funds Summary Section” for each Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None

1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

2.
In the “Funds Summary Section” for the Oregon Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$504	$724	$961	$1,642

* * * * * * * *

Please retain this Supplement for future reference.

TEP0117

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Oregon Fund